Leases - Disclosure of Maturity Analysis for Undiscounted Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 127.6	$ 104.3
Less: future interest expense	(30.3)	(26.8)
Total lease liability	97.3	77.5	$ 52.6
1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	13.1	14.0
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	75.0	52.9
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 39.5	$ 37.4